SUBSIDIARY PUBLIC ISSUERS - Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Revenues	$ 4,652	$ 3,535	$ 2,115
Net income attributable to partnership	410	125	487
Statement of financial position [abstract]
Current assets	2,276	1,512	1,632
Non-current assets	34,304	27,965	19,643
Current liabilities	2,417	1,564	1,515
Non-current liabilities	19,495	14,439	10,116
Non-controlling interest—Redeemable Partnership Units held by Brookfield	1,823	2,012	1,860
Non-controlling interest, Exchange LP units, equity	71	0
Non-controlling interests—in operating subsidiaries	7,303	5,875
Preferred unitholders	936	595
Our partnership
Statement of comprehensive income [abstract]
Revenues	0	0	0
Net income attributable to partnership	192	11	285
Statement of financial position [abstract]
Current assets	0	0
Non-current assets	5,449	5,514
Current liabilities	0	0
Non-current liabilities	0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0	0
Non-controlling interest, Exchange LP units, equity	0
Non-controlling interests—in operating subsidiaries	0	0
Preferred unitholders	0	0
The Fincos [Domain]
Statement of comprehensive income [abstract]
Revenues	0	0	0
Net income attributable to partnership	0	0	0
Statement of financial position [abstract]
Current assets	0	0
Non-current assets	0	0
Current liabilities	0	0
Non-current liabilities	1,483	1,313
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0	0
Non-controlling interest, Exchange LP units, equity	0
Non-controlling interests—in operating subsidiaries	0	0
Preferred unitholders	0	0
BIPIC [Domain]
Statement of comprehensive income [abstract]
Revenues	0	0	0
Net income attributable to partnership	0	0	0
Statement of financial position [abstract]
Current assets	0	0
Non-current assets	568	0
Current liabilities	0	0
Non-current liabilities	0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0	0
Non-controlling interest, Exchange LP units, equity	0
Non-controlling interests—in operating subsidiaries	0	0
Preferred unitholders	0	0
Subsidiaries of our partnership other than the Issuers
Statement of comprehensive income [abstract]
Revenues	0	0	0
Net income attributable to partnership	410	125	487
Statement of financial position [abstract]
Current assets	0	0
Non-current assets	8,281	5,987
Current liabilities	0	0
Non-current liabilities	0	0
Non-controlling interest—Redeemable Partnership Units held by Brookfield	0	0
Non-controlling interest, Exchange LP units, equity	0
Non-controlling interests—in operating subsidiaries	0	0
Preferred unitholders	0	0
Consolidating adjustments
Statement of comprehensive income [abstract]
Revenues	4,652	3,535	2,115
Net income attributable to partnership	(192)	(11)	$ (285)
Statement of financial position [abstract]
Current assets	2,276	1,512
Non-current assets	20,006	16,464
Current liabilities	2,417	1,564
Non-current liabilities	18,012	13,126
Non-controlling interest—Redeemable Partnership Units held by Brookfield	1,823	2,012
Non-controlling interest, Exchange LP units, equity	71
Non-controlling interests—in operating subsidiaries	7,303	5,875
Preferred unitholders	$ 936	$ 595